Supplemental Cash Flow Information (Schedule of Supplemental Cash Flow Information) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Supplemental Cash Flow [Line Items]
Interest	$ 22,540	$ 32,202	$ 35,476
Taxes	49,888	18,448	13,879
Real Estate Owned, Transfer to Real Estate Owned	9,047	10,676	17,095
Loans advanced for sales of foreclosed assets not covered by FDIC loss share agreements	12,710	675	9,755
Covered loans transferred to covered foreclosed assets	33,020	29,014	5,354
Net change in unrealized gains and losses on investment securities AFS	2,395	15,622	(10,201)
Unsettled AFS investment security purchases	$ 2,513